UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21730

The Endowment TEI Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/08

Date of reporting period: 09/30/08

Item 1.	Schedule of Investments.

The Fund invests substantially all of its assets indirectly in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2008

(Unaudited)

1. VALUATION OF INVESTMENTS

The valuation of The Endowment TEI Fund, L.P.’s (the “TEI Fund”) investment in The Endowment (Offshore TEI) Fund, Ltd. (the “Offshore TEI Fund”), which is in turn invested in The Endowment Master Fund, L.P. (the “Master Fund”), reflects the TEI Fund’s indirect interest of 33.57% in the net assets of the Master Fund at September 30, 2008. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, which are included herein.

2. INVESTMENT SECURITIES TRANSACTIONS

Through its investment in the Offshore TEI Fund, the TEI Fund records monthly its proportionate interest in the net investment income or loss and realized gains and losses and change in appreciation/depreciation of the Master Fund. The performance of the TEI Fund is indirectly affected by the performance of the Master Fund.

3. FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the TEI Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the TEI Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1	— quoted prices in active markets for identical assets.

•	Level 2	— other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3	— significant unobservable inputs (which may include the TEI Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2008

(Unaudited)

The following is a summary categorization, as of September 30, 2008, of the TEI Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs

Investments	$—	$—	$1,714,116,106

Total	$—	$—	$1,714,116,106

The categorization of the TEI Fund’s investment in the Master Fund (through the Offshore TEI Fund) as a Level 3 investment does not reflect the fact that many of the underlying investments held by the investment funds in which the Master Fund invests, if owned directly by the TEI Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of 06/30/2008	$1,726,673,820
Accrued Accretion (Amortization)	—
Net Realized Gain (Loss)	(5,834,571)
Change in Unrealized Appreciation (Depreciation)	(269,382,773)
Net Purchase (Sales)	262,659,630
Distributions	—

Balance as of 09/30/2008	$1,714,116,106

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the TEI Fund’s financial statements and related disclosures.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/08

Date of reporting period: 09/30/08

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Absolute Return (0.83% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (2)		$42,218,543
Domestic Equity (0.96% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P. (3)		49,229,488
International Equity (5.55% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (1)(2)		59,363,437
Boyer Allan Greater China Fund, L.P. (2)		28,531,592
Boyer Allan Pacific Partners, L.P.		24,257,645
Ferox Japan Fund Limited (2)		9,339,198
SR Global Fund—Asia Portfolio (Class B, L.P.)		27,094,523
SR Global Fund—Emerging Markets Portfolio (Class G, L.P.)		28,179,634
SR Global Fund—Europe Portfolio (Class A, L.P.)		8,963,484
SR Global Fund—International Portfolio (Class C, L.P.)		85,116,039
SR Phoenicia—Carthaginian Portfolio (Class B, L.P.)		6,150,810
SR Phoenicia—Phoenicia Portfolio (Class A, L.P.)		6,435,487
Natural Resources (0.10% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		5,010,229
Private Equity (1.04% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		402,281
CJIP II Co-Invest, L.P.		95,926
Gavea Investment Fund II A, L.P.		9,335,024
Gavea Investment Fund III, L.P.		7,287,750
Hillcrest Fund, L.P. (3)		341,699
Hony Capital Fund 2008, L.P.		1,283,148
India Asset Recovery Fund, L.P.		924,674
LC Fund IV, L.P. (2)		769,442
Orchid Asia IV, L.P.		3,541,988
Tiger Global Private Investment Partners IV, L.P. (1)		12,113,426
Tiger Global Private Investment Partners V, L.P.		2,057,930
Trustbridge Partners II, L.P. (2)		14,902,701
Real Estate (0.49% of Partners’ Capital)
Forum European Realty Income III L.P. (1)		2,616,756
New City Asia Partners (T) L.P.		14,033,408
Phoenix Asia Real Estate Investments II, L.P. (2)		8,285,958

Total Cayman Islands		457,882,220

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.02% of Partners’ Capital)
Mid Europa Fund III LP		$1,096,969

Total Guernsey		1,096,969

Republic of Mauritius
Real Estate (0.07% of Partners’ Capital)
Orbis Real Estate Fund I (2)		3,714,425

Total Republic of Mauritius		3,714,425

Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		2,140,000

Total Scotland		2,140,000

United Kingdom
Private Equity (0.11% of Partners’ Capital)
Darwin Private Equity I, L.P. (1)		1,959,134
Exponent Private Equity Partners II, LP		3,695,940
Real Estate (0.10% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,347,796
Patron Capital L.P. II (1)		898,561
Patron Capital L.P. III		1,804,527

Total United Kingdom		10,705,958

United States
Absolute Return (18.21% of Partners’ Capital)
Anchorage Crossover Credit Fund, L.P. (2)		46,583,794
Black River Commodity Multi-Strategy Fund, LLC		13,814,470
Eton Park Fund, L.P.		57,169,943
Highland Credit Strategies Fund, L.P. (2)		42,984,314
Kenmont Onshore Fund, L.P. (2)		18,420,704
Magnetar Capital Fund, L.P. (2)		61,287,174
OZ Asia Domestic Partners, L.P. (2)		44,719,541
Paulson Advantage Plus, L.P. (2)		170,805,747
Paulson Partners Enhanced, L.P. (2)		52,806,849
PIPE Equity Partners, L.L.C. (3)		96,582,396
PSAM WorldArb Partners, L.P. (2)		46,238,021
Redbrick Capital, L.P. (3)		11,113,487
Sorin Fund, L.P. (2)		49,452,319
Stark Investments Limited Partnership		45,198,994
Waterstone Market Neutral Fund, L.P. (3)		89,524,440

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Absolute Return (18.21% of Partners’ Capital) (continued)
Whitebox Combined Fund, L.P. (2)		$82,948,107
Domestic Equity (8.39% of Partners’ Capital)
Bonanza Partners, L.P. (2)		10,052,586
CCM Small Cap Value Qualified Fund, L.P. (3)		20,579,464
Chilton Investment Partners, L.P. (2)		44,989,669
Contrarian Equity Fund, L.P. (2)		9,481,607
Criterion Horizons Fund, L.P. (2)		9,577,246
Criterion Institutional Partners, L.P. (2)		12,326,088
Diamond Hill Investment Partners II, L.P. (3)		48,708,377
Empire Capital Partners Enchanced, L.P. (3)		19,049,020
FrontPoint Onshore Healthcare Fund 2X, L.P.		9,811,963
HealthCor, L.P. (2)		45,679,181
Longhorn Onshore Investors, L.P. (3)		40,977,266
Renaissance Institutional Equities Fund LLC		30,985,244
Samlyn Onshore Fund, L.P. (2)		33,310,538
The Raptor Global Fund L.P. (2)		57,760,574
Tiger Consumer Partners, L.P. (2)		35,043,077
Enhanced Fixed Income (15.14% of Partners’ Capital)
Anchorage Short Credit Fund, L.P. (2)		112,791,647
Ares Enhanced Credit Opportunities Fund, L.P. (2)		16,574,470
BDCM Partners I, L.P. (2)		58,460,864
Contrarian Capital Fund I, L.P.		86,453,244
Halcyon European Structured Opportunities Fund, L.P. (3)		25,802,466
Harbinger Capital Partners Fund I, L.P. (2)		104,766,318
Ore Hill Fund, L.P. (2)		47,924,468
Prospect Harbor Credit Partners, L.P.		56,595,867
Standard Pacific Asymmetric Opportunities Fund, L.P. (2)		113,361,423
The Rohatyn Group Local Currency Opportunity Partners, L.P. (3)		76,694,130
Z Capital Senior Debt Fund, L.P. (3)		73,459,558
International Equity (5.39% of Partners’ Capital)
Gradient Europe Fund, L.P. (2)		12,550,012
L-R Global Partners, L.P.		2,432,153
Liberty Square Strategic Partners IV (Asia), L.P. (2)		15,657,663
Middle East North Africa Opportunities Fund, L.P. (3)	53,660	51,470,680
Monsoon India Inflection Fund, L.P.		6,732,510
Monsoon India Inflection Fund 2, L.P. (2)		12,805,736
Penta Asia Domestic Partners, L.P.		22,127,106
Skopos HG Fund, LLC (2)	262,504	21,944,792
Steel Partners Japan Strategic Fund, L.P.		32,848,150
Taiyo Fund, L.P.		17,361,808
Tarpon All Equities Fund, LLC (2)		22,999,498
Torrey Pines Fund, LLC (3)		56,415,716

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Natural Resources (7.48% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.		$8,413,737
BP Capital Energy Equity Fund II, L.P. (2)		44,534,186
CamCap Resources, L.P. (2)		41,664,730
Chilton Global Natural Resources Partners, L.P. (2)		61,101,123
EnCap Energy Capital Fund VII-B, L.P. (1)		2,458,496
Intervale Capital Fund, L.P. (2)		5,107,358
NGP IX Offshore Fund, L.P.		4,979,187
NGP Midstream & Resources, L.P.		5,507,829
Southport Energy Plus Partners, L.P. (2)		98,901,102
The Ospraie Fund, L.P.	15,277	12,619,103
Tocqueville Gold Partners, L.P.		535,211
Treaty Oak Partners (QP), L.P. (2)		14,887,542
Velite Energy L.P. (2)		81,090,883
Opportunistic Equity (8.60% of Partners’ Capital)
Corriente Partners, L.P. (2)		53,613,556
Covepoint Emerging Markets Macro Fund, L.P. (2)		45,726,253
Global Undervalued Securities Fund (QP), L.P.		51,162,826
GMO Mean Reversion Fund (Onshore), L.P.		15,235,094
Hayman Capital Partners, L.P. (2)		35,057,186
HomeField Partners, L.P. (2)		17,473,184
Jetstream Global Institutional Fund, L.P. (2)		27,905,525
Miura Global Partners II L.P. (2)		57,999,832
NWI Explorer Global Macro Fund, L.P. (2)		15,093,400
Pantera Global Macro Fund, L.P. (2)		3,530,205
Pardus European Special Opportunities Fund, L.P. (2)		11,245,216
Passport II, LP		42,781,523
SCP Sakonnet Fund, LP (3)		42,163,032
Valiant Capital Partners, L.P. (2)		20,185,266
Private Equity (7.14% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		2,243,645
Accel-KKR Capital Partners III, L.P. (2)		3,261,758
Advent Latin American Private Equity Fund IV-F, L.P.		2,967,133
Audax Mezzanine Fund II, L.P. (1)		4,115,954
BDCM Opportunity Fund II, L.P. (1)		1,797,787
Brazos Equity Fund II, L.P. (1)		2,018,854
Capital Royalty Partners, L.P. (1)		1,107,748
Carlyle Partners V, L.P. (1)		4,008,985
Catterton Growth Partners, L.P. (2)		3,615,271
Chrysalis Ventures III, L.P.		657,410
Crosslink Crossover Fund IV, L.P.		1,822,601
Crosslink Crossover Fund V, L.P.		19,795,931
Dace Ventures I, L.P. (2)		917,220
Encore Consumer Capital Fund, L.P.		2,382,308
European Divergence Fund, L.P. (2)		100,799,742
Fairhaven Capital Partners, L.P. (2)		2,338,781

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (7.14% of Partners’ Capital) (continued)
GMO Emerging Illiquid Fund, L.P. (1)		$5,564,004
Harbinger Capital Partners Special Situations Fund, L.P.		24,024,807
HealthCor Partners Fund, L.P. (2)		2,219,016
Integral Capital Partners VIII, L.P. (2)		15,318,677
Lehman Brothers Venture Partners V, L.P.		1,538,730
MatlinPatterson Global Opportunities Partners III, L.P.		6,179,724
Monomoy Capital Partners, L.P.		3,967,892
Paulson Credit Opportunities II, L.P. (2)		56,393,840
Pine Brook Capital Partners, LP		3,545,685
Pinto America Growth Fund, L.P.		1,152,337
Private Equity Investment Fund IV, L.P. (1)(2)		6,811,002
Q Funding III, L.P. (2)		12,515,969
Q4 Funding, L.P. (2)		35,519,012
Saints Capital VI, L.P. (2)		3,652,900
Sanderling Venture Partners VI Co-Investment Fund, L.P.		952,330
Sanderling Venture Partners VI, L.P.		1,106,794
Silver Lake Partners III, L.P.		1,756,087
Sterling Capital Partners II, L.P.		1,873,104
Sterling Capital Partners III, L.P.		2,441,342
Sterling Group Partners II, L.P.		973,405
Strategic Value Global Opportunities Fund I-A, L.P.		2,859,556
The Column Group, L.P.		834,689
The Resolute Fund II, L.P.		2,109,979
Trivest Fund IV, L.P. (2)		3,418,537
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		6,761,730
VCFA Private Equity Partners IV, L.P. (1)		2,297,916
VCFA Venture Partners V, L.P. (1)		4,046,411
Voyager Capital Fund III, L.P. (1)		716,692
Real Estate (3.07% of Partners’ Capital)
Aslan Realty Partners III, L.L.C. (1)		1,980,255
Cypress Realty VI, L.P.		3,815,376
DaVinci Corporate Opportunity Partners, L.P.		7,328,536
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)		4,166,557
ING Clarion Global, L.P. (2)		32,609,195
ING Clarion U.S., L.P. (2)		33,450,987
Legacy Partners Realty Fund II, LLC		8,598,944
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		3,730,000
MONY/Transwestern Mezzanine Realty Partners II, L.L.C. (1)		1,817,046
Northwood Real Estate Co-Investors L.P.		(61,166)
Northwood Real Estate Partners L.P.		(180,998)
Oak Hill REIT Plus Fund, L.P. (2)		10,780,994
Parmenter Realty Fund III, L.P.		7,175,011
Square Mile Partners III LP (2)		4,568,932
Wells Street Global Partners, L.P. (3)		23,889,521

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (3.07% of Partners’ Capital) (continued)
Woodbourne Daybreak Global Fund LP (2)		$13,183,087

Total United States		3,748,440,636

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $4,443,806,118)		4,223,980,208	82.73%

Passive Foreign Investment Companies
Republic of Mauritius
International Equity (0.13% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	187,107	6,488,871

Total Republic of Mauritius (Cost $4,500,000)		6,488,871	0.13%

Bermuda Exempted Mutual Fund Company
Private Equity (0.47% of Partners’ Capital)
El Tejar Limited		9,750,000
Highland CDO Opportunity Fund, Ltd.	20,448	14,204,608

Total Bermuda Exempted Mutual Fund Company (Cost $32,000,000)		23,954,608	0.47%

Cayman Companies Limited by Shares
Absolute Return (2.53% of Partners’ Capital)
CRC Global Structured Credit Fund Ltd. (2)		60,244,217
Overseas CAP Partners, Inc. (3)	53,850	69,282,251
International Equity (1.25% of Partners’ Capital)
Ajeej Mena Fund (2)	213,420	20,017,299
Quorum Fund Limited (2)	349,876	17,738,455
The Russian Prosperity Fund	1,056,068	26,127,112
Natural Resources (0.22% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		11,064,536
Real Estate (0.47% of Partners’ Capital)
Wells Street Offshore, Ltd. (2)	32,000	23,853,600

Total Cayman Companies Limited by Shares (Cost $281,537,412)		228,327,470	4.47%

Total Passive Foreign Investment Companies (Cost $318,037,412)		258,770,949	5.07%

Private Corporations
United States
Real Estate (0.28% of Partners’ Capital)
Legacy Partners Realty Fund III, Inc.		6,192,130
Net Lease Private REIT V, Inc. (1)		1,543,669

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Private Corporations (continued)
United States (continued)
Real Estate (0.28% of Partners’ Capital) (continued)
Net Lease Private REIT VI, Inc. (1)		$3,985,109
Net Lease Private REIT VII, Inc. (1)(2)		1,250,000
Net Lease Private REIT VII-A, Inc. (1)(2)		1,250,000

Total United States		14,220,908

Total Private Corporations (Cost $14,890,638)		14,220,908	0.28%

Total Investments in Investment Funds (Cost $4,776,734,168)		4,496,972,065	88.08%

Investments in Securities
Investments in Registered Investment Companies
Closed End Funds
United States
International Equity (0.01% of Partners’ Capital)
The China Fund, Inc. (1)	25,586	681,867

Total United States		681,867

Total Closed End Funds (Cost $884,252)		681,867	0.01%

Exchange Traded Funds
United States
Fixed Income (3.12% of Partners’ Capital)
iShares Lehman 1-3 Year Treasury Bond Fund (1)	1,247,206	104,216,533
iShares Lehman 20+ Year Treasury Bond Fund (1)	291,316	27,640,062
SPDR Lehman International Treasury Bond ETF (1)	531,200	27,563,968
Natural Resources (2.78% of Partners’ Capital)
Market Vectors Gold Miners ETF	1,092,597	36,918,853
Oil Service HOLDRs Trust (1)	292,300	42,880,410
Powershares DB Agriculture Fund	234,102	7,072,221
SPDR Gold Trust	372,756	31,710,353
The Energy Select Sector SPDR Fund (1)	369,246	23,373,272

Total United States		301,375,672

Total Exchange Traded Funds (Cost $332,667,551)		301,375,672	5.90%

Open End Funds
United States
Fixed Income (2.62% of Partners’ Capital)
PIMCO Foreign Bond (Unhedged) (1)	7,401,092	71,124,491
PIMCO Total Return (1)	6,074,179	62,442,557
International Equity (0.30% of Partners’ Capital)
Fidelity Japan Smaller Companies Fund (1)	1,864,196	15,193,196
Natural Resources (0.97% of Partners’ Capital)
BlackRock Global Resources Portfolio	532,566	27,357,924
The Tocqueville Gold Fund (1)	657,735	22,356,397
Real Estate (0.64% of Partners’ Capital)
Cohen & Steers Asia Pacific Realty Shares (1)	216,016	1,868,539

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2008

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Registered Investment Companies (continued)
Open End Funds (continued)
United States (continued)
Real Estate (0.64% of Partners’ Capital) (continued)
ING International Real Estate Fund (1)	1,048,843	$9,114,446
Morgan Stanley Institutional Fund-International Real Estate Portfolio (1)	1,160,772	21,509,099

Total United States		230,966,649

Total Open End Funds (Cost $294,290,056)		230,966,649	4.53%

Total Investments in Registered Investment Companies (Cost $627,841,859)		533,024,188	10.44%

	Contracts(a)
Call Options Purchased
United States (0.24% of Partners’ Capital)
Ultra Financials ProShares—Call Option (Strike Price $22.00, Expiration 12/20/08)	30,000	6,300,000
Financial Select Sector SPDR Fund—Call Option (Strike Price $22.00, Expiration 01/17/09)	44,000	5,808,000

Total Call Options Purchased (Cost $11,919,010)		12,108,000	0.24%

Total Investments in Securities (Cost $639,760,869)		545,132,188	10.68%

Total Investments (Cost $5,416,495,037)		$5,042,104,253	98.76%

Call Options Sold Short
United States (-0.05% of Partners’ Capital)
Ultra Financials ProShares—Call Option (Strike Price $28.00, Expiration 12/20/08)	(15,000)	$(1,725,000)
Financial Select Sector SPDR Fund—Call Option (Strike Price $26.00, Expiration 1/17/09)	(22,000)	(858,000)

Total Call Options Sold Short (Proceeds $1,840,329)		$(2,583,000)	(0.05)%

*	Shares or par value is listed for each investment if it is applicable for that investment type.
**

For certain Investment Funds, for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

***	All securities are non-income producing unless noted otherwise.
(a)	Each contract is equivalent to 100 shares.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2008

(Unaudited)

1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Endowment Master Fund, L.P. (the “Master Fund”) invests in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

2. VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc. (“Citi”), the Master Fund’s independent administrator (the “Independent Administrator”), in consultation with Endowment Advisers, L.P., the Master Fund’s investment adviser (the “Adviser”) . The valuation procedures of the Master Fund’s underlying investments are reviewed by a committee approved by the board of directors (the “Board”) that was established to oversee the valuation of the Master Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Master Fund will equal the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses.

Investments held directly by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2008

(Unaudited)

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

3. FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Master Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical assets.
•	Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 —	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2008

(Unaudited)

The following is a summary categorization, as of September 30, 2008, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2	LEVEL 3
	Quoted Prices		Other Significant Observable Inputs	Significant Unobservable Inputs

	Investments in Securities	Options Sold Short, Not Yet Purchased	Investments in Securities	Investments in Securities

	$545,132,188	$(2,583,000)	$—	$4,496,972,065

Total	$545,132,188	$(2,583,000)	$—	$4,496,972,065

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of 06/30/2008	$4,544,641,425
Accrued Accretion (Amortization)	—
Net Realized Gain (Loss)	(7,066,050)
Change in Unrealized Appreciation (Depreciation)	(703,007,807)
Net Purchase (Sales)	662,404,497
Distributions	—

Balance as of 09/30/2008	$4,496,972,065

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Master Fund’s financial statements and related disclosures.

5. INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2008

(Unaudited)

At September 30, 2008, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act. A listing of these affiliated Investment Funds (including 2008 activity) is shown below:

				For the Period 7/1/2008 through 9/30/2008				For the Period 7/1/2008 through 9/30/2008
Investment Funds	Shares 6/30/2008	Shares 9/30/2008	Fair Value 6/30/2008	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 9/30/2008	Interest Income	Realized Gain/ (Loss)
Accel-KKR Capital Partners III, L.P.			$—	$3,321,758		$(60,000)	$3,261,758
Ajeej MENA Fund	213,420	213,420	30,138,451			(10,121,152)	20,017,299
Algebris Global Financials Fund, L.P.			69,388,063			(10,024,626)	59,363,437
Anchorage Crossover Credit Fund, L.P.			51,362,177			(4,778,383)	46,583,794
Anchorage Short Credit Fund, L.P.			110,401,552			2,390,095	112,791,647
Ares Enhanced Credit Opportunities Fund, L.P.			—	20,000,000		(3,425,530)	16,574,470
BDCM Partners I, L.P.			64,092,853			(5,631,989)	58,460,864
Bonanza Partners, L.P.			23,082,047		$13,508,241	478,780	10,052,586		$(3,443,374)
Boyer Allan Greater China Fund, L.P.			30,551,272			(2,019,680)	28,531,592
BP Capital Energy Equity Fund II, L.P.			91,094,165			(46,559,979)	44,534,186
CamCap Resources, L.P.			65,442,256			(23,777,526)	41,664,730
Catterton Growth Partners, L.P.			2,765,641	904,312		(54,682)	3,615,271
CCM Small Cap Value Qualified Fund, L.P.			41,313,147			(20,733,683)	20,579,464
Chilton Global Natural Resources Partners, L.P.			82,023,898	10,000,000		(30,922,775)	61,101,123
Chilton Investment Partners, L.P.			57,805,605			(12,815,936)	44,989,669
Contrarian Equity Fund, L.P.			9,629,651			(148,044)	9,481,607
Corriente Partners, L.P.			45,402,332	15,000,000		(6,788,776)	53,613,556
Covepoint Emerging Markets Macro Fund, L.P.			31,098,777	15,000,000		(372,524)	45,726,253
CRC Global Structured Credit Fund Ltd.			—	60,000,000		244,217	60,244,217
Criterion Horizons Fund, L.P.			11,150,223			(1,572,977)	9,577,246
Criterion Institutional Partners, L.P.			13,472,384			(1,146,296)	12,326,088
Dace Ventures I, L.P.			654,364	284,666		(21,810)	917,220
Diamond Hill Investment Partners II, L.P.			53,821,204			(5,112,827)	48,708,377
Empire Capital Partners Enhanced, L.P.			22,904,617			(3,855,597)	19,049,020
European Divergence Fund, L.P.			67,079,375	20,000,000		13,720,367	100,799,742
Fairhaven Capital Partners, L.P.			2,935,973	35,669	273,674	(359,187)	2,338,781
Ferox Japan Fund Limited			—	10,000,000		(660,802)	9,339,198
Gradient Europe Fund, L.P.			26,441,233			(13,891,221)	12,550,012
GTIS Brazil Real Estate Fund (Brazilian Real) LP			—	4,291,558		(125,001)	4,166,557
Halcyon European Structured Opportunities Fund, L.P.			31,589,032			(5,786,566)	25,802,466
Harbinger Capital Partners Fund I, L.P.			154,858,551			(50,092,233)	104,766,318
Hayman Capital Partners, L.P.			9,004,885	30,000,000		(3,947,699)	35,057,186
HealthCor, L.P. **			43,869,682			1,809,499	45,679,181
HealthCor Partners Fund, L.P.			2,431,951		130,574	(82,361)	2,219,016
Highland Credit Strategies Fund, L.P.			59,306,869			(16,322,555)	42,984,314
Hillcrest Fund, L.P.			—	693,674		(351,975)	341,699
HomeField Partners, L.P.			18,116,933			(643,749)	17,473,184
ING Clarion Global, L.P.			27,792,766	5,000,000		(183,571)	32,609,195
ING Clarion U.S., L.P.			27,611,288	5,000,000		839,699	33,450,987
Integral Capital Partners VIII, L.P.			17,769,882			(2,451,205)	15,318,677
Intervale Capital Fund, L.P.			2,943,437	1,562,041		601,880	5,107,358
Jetstream Global Institutional Fund, L.P.			28,621,841			(716,316)	27,905,525
Kenmont Onshore Fund, L.P.			21,949,144			(3,528,440)	18,420,704
Liberty Square Strategic Partners IV (Asia), L.P.			17,880,752			(2,223,089)	15,657,663
Longhorn Onshore Investors, L.P.			—	40,000,000		977,266	40,977,266
LC Fund IV, L.P.			916,667			(147,225)	769,442
Magnetar Capital Fund, L.P.			68,246,702			(6,959,528)	61,287,174
Middle East North Africa Opportunities Fund, L.P.	53,660	53,660	65,586,816			(14,116,136)	51,470,680
Miura Global Partners II L.P.			62,372,482			(4,372,650)	57,999,832
Monsoon India Inflection Fund 2, L.P.			17,036,309			(4,230,573)	12,805,736
Monsoon Infrastructure & Realty Co-Invest, L.P.			2,987,500	750,000		(7,500)	3,730,000
Montrica Global Opportunities Fund, L.P.			45,315,768			(3,097,225)	42,218,543
Net Lease Private REIT VII, Inc.			750,000	500,000		—	1,250,000	$34,187
Net Lease Private REIT VII-A, Inc.			750,000	500,000		—	1,250,000	34,187
NWI Explorer Global Macro Fund, L.P.			18,991,418			(3,898,018)	15,093,400
Oak Hill REIT Plus Fund, L.P.			7,267,634	4,000,000		(486,640)	10,780,994
Orbis Real Estate Fund I			3,982,397			(267,972)	3,714,425
Ore Hill Fund, L.P.			37,907,831	25,000,000	9,634,910	(5,348,453)	47,924,468		(1,218,848)
Overseas CAP Partners, Inc.	43,913	53,850	66,608,713	15,000,000		(12,326,462)	69,282,251
OZ Asia Domestic Partners, L.P.			50,972,486			(6,252,945)	44,719,541
Pantera Global Macro Fund, L.P.			4,132,920			(602,715)	3,530,205
Pardus European Special Opportunities Fund, L.P.			11,790,612			(545,396)	11,245,216
Paulson Advantage Plus, L.P.			131,041,862	35,000,000		4,763,885	170,805,747
Paulson Credit Opportunities Fund II, L.P.			54,580,423			1,813,417	56,393,840
Paulson Partners Enhanced, L.P.			54,646,154			(1,839,305)	52,806,849
Phoenix Asia Real Estate Investments II , L.P.			8,437,406			(151,448)	8,285,958
PIPE Equity Partners, L.L.C.			65,137,308	35,000,000		(3,554,912)	96,582,396
Private Equity Investment Fund IV, L.P.			6,999,994		58,559	(130,433)	6,811,002	182	86,502
PSAM WorldArb Partners, L.P.			50,754,435			(4,516,414)	46,238,021
Q Funding III, L.P.			15,530,354			(3,014,385)	12,515,969
Q4 Funding, L.P.			44,074,477			(8,555,465)	35,519,012
Quorum Fund Limited	349,876	349,876	30,232,330			(12,493,875)	17,738,455
Redbrick Capital, L.P.			17,035,399			(5,921,912)	11,113,487
Saints Capital VI, L.P.			1,550,281	2,202,619		(100,000)	3,652,900
Samlyn Onshore Fund, L.P.			28,203,568	7,000,000		(1,893,030)	33,310,538
SCP Sakonnet Fund, LP			44,172,394	10,000,000		(12,009,362)	42,163,032
Skopos HG Fund, LLC	262,504	262,504	37,906,585			(15,961,793)	21,944,792
Sorin Fund, L.P.			59,237,425			(9,785,106)	49,452,319
Southport Energy Plus Partners, L.P.			94,850,913	25,000,000		(20,949,811)	98,901,102
Square Mile Partners III LP			3,433,385	1,229,297		(93,750)	4,568,932
Standard Pacific Asymmetric Opportunities Fund, L.P.			56,082,235	50,000,000		7,279,188	113,361,423
Tarpon All Equities Fund, LLC			26,481,989	6,000,000		(9,482,491)	22,999,498
The Raptor Global Fund L.P.			66,011,425			(8,250,851)	57,760,574
The Rohatyn Group Local Currency Opportunity Partners, L.P.			72,916,937	10,000,000		(6,222,807)	76,694,130
Tiedemann/Falconer Partners, L.P.			47,161,486			2,068,002	49,229,488
Tiger Consumer Partners, L.P.			38,214,191			(3,171,114)	35,043,077
Torrey Pines Fund, LLC			50,154,768	10,000,000		(3,739,052)	56,415,716
Treaty Oak Partners (QP), L.P.			22,091,712			(7,204,170)	14,887,542
Trivest Fund IV, L.P.			3,572,449	125,000		(278,912)	3,418,537
Trustbridge Partners II, L.P.			14,127,931			774,770	14,902,701
Tuckerbrook SB Global Distressed Fund I, L.P.			6,392,308	735,000		(365,578)	6,761,730
Valiant Capital Partners, L.P.			—	20,000,000		185,266	20,185,266
Velite Energy L.P.			75,652,140	30,000,000		(24,561,257)	81,090,883
Waterstone Market Neutral Fund, L.P.			85,177,630	20,000,000		(15,653,190)	89,524,440
Wells Street Global Partners, L.P.			25,375,140			(1,485,619)	23,889,521
Wells Street Offshore, Ltd.	32,000	32,000	25,786,880			(1,933,280)	23,853,600
Whitebox Combined Fund, L.P.			72,338,653	20,000,000		(9,390,546)	82,948,107
Woodbourne Daybreak Global Fund LP			25,945,321		13,728,986	966,752	13,183,087		(2,816,524)
Z Capital Senior Debt Fund, L.P.			53,840,846	30,000,000		(10,381,288)	73,459,558

Total Investment Funds	955,373	965,310	3,448,563,262	599,135,594	37,334,944	(518,148,273)	3,492,215,639	68,556	(7,392,244)

*	Sales include return of capital.
**	Voting rights have been waived for these investments.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and, as a result, the Master Fund is unable to calculate the year end tax cost of its investments until after year end, when the Master Fund’s tax return is completed. The Master Fund’s book cost of investments, net of proceeds from options sold short, as of September 30, 2008 was $5,414,654,708 resulting in accumulated net unrealized depreciation of $375,133,455 consisting of $285,842,696 in gross unrealized appreciation and $660,976,151 in gross unrealized depreciation.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the third fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 24, 2008

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 24, 2008

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 24, 2008

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 24, 2008

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: November 24, 2008

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 24, 2008